Share-based compensation - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,730,580	4,240,869	4,939,344
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 14.09	$ 14.22	$ 14.40
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	1,881,416	2,988,713
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.78	$ 14.96
10.58 - 12.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,322,057
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 12.70
Weighted average remaining contractual life of outstanding share options	3 years 6 months
Number of share options exercisable in share-based payment arrangement | shares	536,757
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 12.71
10.58 - 12.97 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	10.58
10.58 - 12.97 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 12.97
13.10 - 14.78 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,761,193
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.80
Weighted average remaining contractual life of outstanding share options	2 years 10 months 24 days
Number of share options exercisable in share-based payment arrangement | shares	817,729
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.10
13.10 - 14.78 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	13.10
13.10 - 14.78 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.78
15.97 - 18.07 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	579,500
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.64
Weighted average remaining contractual life of outstanding share options	1 year 3 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	459,100
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.61
15.97 - 18.07 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	15.97
15.97 - 18.07 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 18.07
24.72 - 27.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	67,830
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 26.97
Weighted average remaining contractual life of outstanding share options	4 months 24 days
Number of share options exercisable in share-based payment arrangement | shares	67,830
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 26.97
24.72 - 27.77 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	24.72
24.72 - 27.77 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 27.77